LOANS RECEIVABLE (Details Narrative)		12 Months Ended
	Jun. 02, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jul. 15, 2020 USD ($)	Jul. 15, 2020 CAD ($)	Jun. 02, 2020 CAD ($)
Related Party Transaction [Line Items]
Loan amount		$ 1,209,446
Loan term		5 years
Accrued interest income			$ 2,988
Superinet Inc [Member]
Related Party Transaction [Line Items]
Loan amount	$ 64,024			$ 64,024	$ 80,000	$ 80,000
Loan term	2 years
Interest rate	2.00%